5. INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
INTELLECTUAL PROPERTY

As of December 31, 2013, HPEV Inc.’s wholly owned subsidiary was assigned the rights to five patents and five patents-pending with two remaining to be assigned. The issued patents and the majority of the patents-pending relate to the utilization of heat pipes to remove heat from various types of electric motors, generators and a brake resistor. By removing heat in a more efficient manner, the heat pipes provide lower costs, improved performance benefits and longer product life. Another patent-pending is an electric load assist that makes it possible for plug-in hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board. The patent-pending for the parallel power input gearbox enables work vehicles to run an on-board generator which provides mobile electric power. The direct cost (since inception) for legal services related to the patents was $98,697. This amount has been capitalized as an intangible asset.